Financial instruments by category - Fair values based on recognized valuation methods (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 | Futures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 852	$ 8,657
Level 1 | Options/OTC
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	160	5,141
Level 1 | Non derivable future (“NDF”)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	134	(47)
Level 1 | Public securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	46,097	62,637
Level 2 | Interest-rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 2,671	$ 17,900